Goodwill and other intangible assets - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and other intangible assets
Amortization expense	$ 47,330	$ 38,166	$ 35,415
Cost of sales
Goodwill and other intangible assets
Amortization expense	42,050	34,051	32,503
Administrative expense
Goodwill and other intangible assets
Amortization expense	$ 5,280	$ 4,115	$ 2,912